PROVISIONS, COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jul. 02, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS, COMMITMENTS AND CONTINGENCIES
PROVISIONS, COMMITMENTS AND CONTINGENCIES
The following table summarises the movement of provisions for the periods presented:

	Restructuring Provision	Other Provisions[1]	Total
	€ million	€ million	€ million
Balance as at 31 December 2020	208	29	237
Acquisition of API	9	—	9
Charged/(credited) to profit or loss:
Additional provisions recognised	73	3	76
Unused amounts reversed	(9)	—	(9)
Utilised during the period	(102)	—	(102)
Translation	1	1	2
Balance as at 2 July 2021	180	33	213
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[1] Other provisions primarily relate to decommissioning provisions, property tax assessment provisions and legal reserves.
As part of the Accelerate Competitiveness programme, the Group announced further proposals during the first half of 2021, including certain productivity initiatives in Iberia. Restructuring charges of €50 million associated with these initiatives have been recorded during the six months ended 2 July 2021 related to expected severance costs.
Commitments
Other than additional commitments of €0.1 billion related to API, as at 2 July 2021, there have been no significant changes in the commitments of the Group since 31 December 2020. Refer to Note 22 of the 2020 Consolidated Financial Statements for further details about the Group’s commitments.
Contingencies
Other than disclosed below, there have been no significant changes in contingencies since 31 December 2020. Refer to Note 22 of the 2020 Consolidated Financial Statements for further details about the Group’s contingencies.
In relation to API, on 24 July 2020, a subsidiary ‘Associated Products & Distribution Proprietary Limited’ (APD), was joined to proceedings in the Supreme Court of Queensland between a Glencore joint venture and the State of Queensland, whereby APD’s entitlement to royalties, from its sub-surface strata and associated mineral rights, has been challenged by the State of Queensland. Since 2014, the Group has received approximately €50 million in royalties. Since the proceedings commenced in 2020, royalty payments have been paid directly to court.
The proceedings remain ongoing and the Group intends to defend the matter robustly.